Schedule of components of deferred tax assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets:
Net operating loss carryforward	$ 11,408	$ 11,634
Allowance of doubtful accounts	1,141	977
Less: Valuation allowance	(12,549)	(12,611)	$ (18,386)	$ (19,080)
Total deferred tax assets, net